STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2021 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.5%
Australia - 2.1%
CSL	141,100	32,198,979
Canada - 3.3%
Alimentation Couche-Tard, Cl. B	829,500	33,517,941
Canadian National Railway	156,400	18,396,354
		51,914,295
Denmark - 2.8%
Novo Nordisk, Cl. B	436,800	43,532,971
Finland - 1.4%
Kone, Cl. B	273,000	22,641,495
France - 4.6%
L'Oreal	76,500	35,796,739
LVMH	49,200	36,412,630
		72,209,369
Hong Kong - 4.2%
AIA Group	3,262,800	38,994,434
CLP Holdings	1,301,000	13,005,902
Jardine Matheson Holdings	264,500	14,367,640
		66,367,976
Ireland - 2.0%
Experian	714,500	31,473,864
Japan - 8.4%
FANUC	119,200	25,992,892
Keyence	95,328	57,301,646
Shin-Etsu Chemical	177,700	29,405,340
SMC	29,600	18,971,013
		131,670,891
Spain - 1.9%
Industria de Diseno Textil	865,000	29,527,193
Switzerland - 6.8%
Nestle	215,100	27,186,103
Novartis	165,800	15,351,550
Roche Holding	96,100	38,592,165
SGS	7,900	24,827,955
		105,957,773
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing, ADR	376,300	44,783,463
United Kingdom - 5.5%
Compass Group	1,470,900	30,344,114
Linde	110,400	34,730,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
United Kingdom - 5.5% (continued)
Reckitt Benckiser Group		267,400		20,363,297
				85,438,147
United States - 52.6%
Adobe		71,600	[a]	47,520,920
Alphabet, Cl. C		15,897	[a]	46,248,188
Amphenol, Cl. A		497,600		38,131,088
Automatic Data Processing		168,300		35,181,432
Booking Holdings		11,510	[a]	26,469,202
Cisco Systems		576,000		33,995,520
Cognizant Technology Solutions, Cl. A		396,100		30,226,391
Colgate-Palmolive		241,700		18,840,515
Edwards Lifesciences		350,400	[a]	41,059,872
Fastenal		544,600		30,415,910
Fortinet		89,400	[a]	28,173,516
Illumina		50,500	[a]	23,086,580
Intuitive Surgical		38,600	[a]	40,667,416
IPG Photonics		78,700	[a]	13,432,516
Johnson & Johnson		121,100		20,966,043
Mastercard, Cl. A		99,100		34,311,393
Microsoft		198,600		59,953,368
NIKE, Cl. B		231,000		38,054,940
Oracle		362,700		32,327,451
Paychex		148,100		16,953,007
Stryker		113,000		31,312,300
Texas Instruments		176,100		33,619,251
The TJX Companies		476,200		34,629,264
The Walt Disney Company		171,600	[a]	31,111,080
Waters		83,400	[a]	34,529,268
				821,216,431
Total Common Stocks (cost $573,749,017)				1,538,932,847
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $20,386,310)	0.06	20,386,310	[b]	20,386,310
Total Investments (cost $594,135,327)		99.8%		1,559,319,157
Cash and Receivables (Net)		.2%		2,503,733
Net Assets		100.0%		1,561,822,890

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,538,932,847		-	1,538,932,847
Investment Companies	20,386,310	-	-	20,386,310

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2021, accumulated net unrealized appreciation on investments was $965,183,830, consisting of $965,244,235 gross unrealized appreciation and $60,405 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.